Note 3 - Significant Accounting Policies (Details) (USD $)	3 Months Ended	0 Months Ended
	Feb. 28, 2013	Jan. 10, 2013 Unsecured Convertible Debentures [Member]
Note 3 - Significant Accounting Policies (Details) [Line Items]
Proceeds from Convertible Debt	$ 1,500,000	$ 1,500,000